BUSINESS DESCRIPTION & SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Preceding period of average stock price used to calculate impairment of reporting unit under the fair value model	3 months
Goodwill	$ 764,630	$ 603,446
Enventis
Goodwill acquired during period	161,200
Goodwill	$ 161,184